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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                            Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Fund
           Schedule of Investments  3/31/2007

Shares                                                       Value
           COMMON STOCKS - 99.1 %
           Energy - 8.4 %
           Integrated Oil & Gas - 6.2 %
2,684,691  Chevron Corp. (b)                              $198,559,746
1,323,916  ConocoPhillips                                  90,489,659
1,633,850  Exxon Mobil Corp. (b)                           123,273,983
1,599,400  Occidental Petroleum Corp.                      78,866,414
                                                          $491,189,802
           Oil & Gas Equipment & Services - 0.5 %
944,400    Weatherford International, Inc. *              $42,592,440
           Oil & Gas Explration & Production - 1.7 %
1,125,502  Apache Corp.                                   $79,572,991
1,279,100  Pioneer Natural Resources Co.                   55,142,001
                                                          $134,714,992
           Total Energy                                   $668,497,234
           Materials - 4.4 %
           Aluminum - 1.2 %
2,806,824  Alcoa, Inc.                                    $95,151,334
           Diversified Chemical - 0.8 %
1,000,000  Dow Chemical Co.                               $45,860,000
342,774    E.I. du Pont de Nemours and Co.                 16,943,319
                                                          $62,803,319
           Diversified Metals & Mining - 1.3 %
1,800,000  Rio Tinto Plc                                  $102,462,685
           Industrial Gases - 0.7 %
507,700    Air Products & Chemicals, Inc.                 $37,549,492
300,000    Praxair, Inc.                                   18,888,000
                                                          $56,437,492
           Specialty Chemicals - 0.4 %
787,300    Ecolab, Inc.                                   $33,853,900
           Total Materials                                $350,708,730
           Capital Goods - 10.2 %
           Aerospace & Defense - 2.6 %
1,254,200  General Dynamics Corp.                         $95,820,880
1,669,200  United Technologies Corp.                       108,498,000
                                                          $204,318,880
           Construction & Farm Machinery & Heavy Trucks - 4.7 %
1,367,500  Caterpillar, Inc.                              $91,663,525
1,223,200  Deere & Co.                                     132,888,448
2,047,500  PACCAR, Inc.                                    150,286,500
                                                          $374,838,473
           Electrical Component & Equipment - 1.0 %
1,120,600  Emerson Electric Co.                           $48,286,654
554,100    Rockwell International Corp.                    33,173,967
                                                          $81,460,621
           Industrial Conglomerates - 1.6 %
665,200    3M Co.                                         $50,841,236
2,032,300  General Electric Co. (b)                        71,862,128
                                                          $122,703,364
           Industrial Machinery - 0.3 %
253,300    Parker Hannifin Corp.                          $21,862,323
           Total Capital Goods                            $805,183,661
           Transportation - 3.9 %
           Airlines - 0.7 %
4,038,600  Southwest Airlines Co. (b)                     $59,367,420
           Railroads - 3.2 %
1,066,500  Burlington Northern, Inc.                      $85,778,595
3,243,600  Norfolk Southern Corp.                          164,126,160
                                                          $249,904,755
           Total Transportation                           $309,272,175
           Automobiles & Components - 2.1 %
           Auto Parts & Equipment - 1.5 %
1,286,000  Johnson Controls, Inc.                         $121,681,320
           Automobile Manufacturers - 0.6 %
5,953,191  Ford Motor Corp. (b)                           $46,970,677
           Total Automobiles & Components                 $168,651,997
           Consumer Durables & Apparel - 0.3 %
           Apparel, Accessories & Luxury Goods - 0.3 %
503,800    Liz Claiborne, Inc. (b)                        $21,587,830
           Total Consumer Durables & Apparel              $21,587,830
           Media - 6.5 %
           Advertising - 1.1 %
843,400    Omnicom Group                                  $86,347,292
           Movies & Entertainment - 0.5 %
1,079,200  The Walt Disney Co.                            $37,156,856
           Publishing - 4.9 %
948,000    Gannett Co.                                    $53,362,920
3,494,400  John Wiley & Sons, Inc.                         131,948,544
3,221,800  McGraw-Hill Co., Inc.                           202,586,784
                                                          $387,898,248
           Total Media                                    $511,402,396
           Retailing - 5.0 %
           Department Stores - 1.9 %
1,445,444  Federated Department Stores, Inc.              $65,117,252
1,580,100  Nordstrom, Inc.                                 83,650,494
                                                          $148,767,746
           General Merchandise Stores - 1.7 %
2,284,700  Target Corp.                                   $135,391,322
           Home Improvement Retail - 0.8 %
2,015,200  Lowe's Companies, Inc.                         $63,458,648
           Specialty Stores - 0.6 %
600,300    Barnes & Noble, Inc.                           $23,681,835
1,100,000  Staples, Inc.                                   28,424,000
                                                          $52,105,835
           Total Retailing                                $399,723,551
           Food & Drug Retailing - 3.3 %
           Drug Retail - 2.2 %
1,213,800  CVS Caremark Corp.                             $41,439,132
2,854,500  Walgreen Co.                                    130,993,005
                                                          $172,432,137
           Food Distributors - 0.7 %
1,732,400  Sysco Corp. (b)                                $58,607,092
           Hypermarkets & Supercenters - 0.4 %
300,000    Costco Wholesale Corp.                         $16,152,000
350,000    Wal-Mart Stores, Inc.                           16,432,500
                                                          $32,584,500
           Total Food & Drug Retailing                    $263,623,729
           Food, Beverage & Tobacco - 6.3 %
           Packaged Foods & Meats - 5.0 %
1,716,000  Campbell Soup Co.                              $66,838,200
910,600    General Mills, Inc.                             53,015,132
1,506,750  H.J. Heinz Co., Inc.                            70,998,060
1,200,000  Hershey Foods Corp. (b)                         65,592,000
676,500    Kellogg Co.                                     34,792,395
2,000,000  Kraft Foods, Inc. (b)                           63,320,000
2,558,900  Sara Lee Corp.                                  43,296,588
                                                          $397,852,375
           Soft Drinks - 1.3 %
1,648,890  PepsiCo, Inc.                                  $104,803,448
           Total Food, Beverage & Tobacco                 $502,655,823
           Household & Personal Products - 1.8 %
           Household Products - 1.4 %
303,300    Clorox Co.                                     $19,317,177
1,434,200  Colgate-Palmolive Co.                           95,790,218
                                                          $115,107,395
           Personal Products - 0.4 %
581,300    Estee Lauder Co.                               $28,396,505
           Total Household & Personal Products            $143,503,900
           Health Care Equipment & Services - 5.6 %
           Health Care Equipment - 5.6 %
1,540,300  Becton, Dickinson & Co.                        $118,433,667
2,000,000  Biomet, Inc.                                    84,980,000
952,600    C. R. Bard, Inc.                                75,741,226
1,073,100  Medtronic, Inc.                                 52,646,286
1,512,100  St. Jude Medical, Inc. *                        56,870,081
600,000    Zimmer Holdings, Inc. *                         51,246,000
                                                          $439,917,260
           Total Health Care Equipment & Services         $439,917,260
           Pharmaceuticals & Biotechnology - 7.2 %
           Pharmaceuticals - 7.2 %
1,599,700  Abbott Laboratories                            $89,263,260
1,103,000  Barr Pharmaceuticals, Inc. *                    51,124,050
1,099,300  Eli Lilly & Co.                                 59,043,403
975,403    Merck & Co., Inc.                               43,083,551
1,100,000  Novartis AG (A.D.R.)                            60,093,000
3,000,000  Pfizer, Inc.                                    75,780,000
389,800    Roche Holdings AG                               68,948,581
3,792,800  Schering-Plough Corp.                           96,754,328
650,000    Teva Pharmaceutical Industries, Ltd.            24,329,500
                                                          $568,419,673
           Total Pharmaceuticals & Biotechnology          $568,419,673
           Banks - 7.5 %
           Diversified Banks - 2.7 %
2,480,307  U.S. Bancorp (b)                               $86,736,336
838,828    Wachovia Corp.                                  46,177,481
2,455,400  Wells Fargo  & Co.                              84,539,422
                                                          $217,453,239
           Regional Banks - 3.9 %
400,300    Compass Bancshares, Inc.                       $27,540,640
915,700    First Horizon National Corp. (b)                38,029,021
2,864,648  National City Corp. (b)                         106,708,138
1,155,300  SunTrust Banks, Inc.                            95,936,112
439,500    Zions Bancorporation                            37,146,540
                                                          $305,360,451
           Thrifts & Mortgage Finance - 0.9 %
1,768,460  Washington Mutual, Inc. (b)                    $71,410,415
           Total Banks                                    $594,224,105
           Diversified Financials - 4.7 %
           Asset Management & Custody Banks - 2.1 %
932,500    Federated Investors, Inc.                      $34,241,400
1,613,600  State Street Corp.                              104,480,600
536,028    T. Rowe Price Associates, Inc.                  25,295,161
                                                          $164,017,161
           Consumer Finance - 0.6 %
920,000    American Express Co.                           $51,888,000
           Investment Banking & Brokerage - 1.1 %
1,068,700  Merrill Lynch & Co., Inc.                      $87,280,729
           Other Diversified Financial Services - 0.9 %
1,366,876  Bank of America Corp.                          $69,738,014
           Total Diversified Financials                   $372,923,904
           Insurance - 3.1 %
           Life & Health Insurance - 0.5 %
600,900    MetLife, Inc.                                  $37,946,835
           Multi-Line Insurance - 0.5 %
401,100    Hartford Financial Services Group, Inc.        $38,337,138
           Property & Casualty Insurance - 2.1 %
2,348,400  Chubb Corp.                                    $121,341,828
760,900    SAFECO Corp. (b)                                50,546,587
                                                          $171,888,415
           Total Insurance                                $248,172,388
           Software & Services - 3.2 %
           Application Software - 0.7 %
1,240,400  Adobe Systems, Inc. *                          $51,724,680
           Data Processing & Outsourced Services - 1.6 %
1,159,200  Automatic Data Processing, Inc.                $56,105,280
552,800    DST Systems, Inc. * (b)                         41,570,560
551,250    Fiserv, Inc. *                                  29,249,325
                                                          $126,925,165
           Systems Software - 0.9 %
2,686,400  Microsoft Corp.                                $74,869,968
           Total Software & Services                      $253,519,813
           Technology Hardware & Equipment - 7.1 %
           Communications Equipment - 2.7 %
1,850,000  Cisco Systems, Inc. *                          $47,230,500
4,358,561  Motorola, Inc.                                  77,015,773
3,978,600  Nokia Corp. (A.D.R.) (b)                        91,189,512
                                                          $215,435,785
           Computer Hardware - 2.9 %
2,297,400  Dell, Inc. *                                   $53,322,654
2,726,211  Hewlett-Packard Co.                             109,430,110
11,058,400 Sun Microsystems, Inc. *                        66,460,984
                                                          $229,213,748
           Computer Storage & Peripherals - 0.2 %
1,320,500  EMC Corp. *                                    $18,288,925
2,400      Seagate Technology Escrow  *                             0
                                                          $18,288,925
           Office Electronics - 1.3 %
1,865,850  Canon, Inc. (A.D.R.) *                         $100,158,828
           Total Technology Hardware & Equipment          $563,097,286
           Semiconductors - 2.7 %
           Semiconductor Equipment - 0.5 %
2,296,500  Applied Materials, Inc. (b)                    $42,071,880
           Semiconductors - 2.2 %
3,711,300  Intel Corp.                                    $70,997,169
3,253,500  Texas Instruments, Inc.                         97,930,350
                                                          $168,927,519
           Total Semiconductors                           $210,999,399
           Telecommunication Services - 4.6 %
           Integrated Telecommunications Services - 4.2 %
7,013,589  AT&T Corp. (b)                                 $276,545,813
1,026,306  Verizon Communications, Inc. (b)                38,917,524
1,029,109  Windstream Corp.                                15,117,611
                                                          $330,580,948
           Wireless Telecommunication Services - 0.4 %
511,748    Alltel Corp.                                   $31,728,376
           Total Telecommunication Services               $362,309,324
           Utilities - 1.2 %
           Electric Utilities - 0.6 %
1,182,400  Southern Co.                                   $43,334,960
           Multi-Utilities - 0.6 %
754,100    Consolidated Edison, Inc. (b)                  $38,504,346
206,200    PG&E Corp.                                       9,953,274
                                                          $48,457,620
           Total Utilities                                $91,792,580
           TOTAL COMMON STOCKS                            $7,850,186,758
           (Cost  $4,253,734,389)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 6.8 %
           Repurchase Agreement - 1.2 %
92,000,000 UBS Warburg, Inc., 5.18%, dated 3/31/07, repurchase price of $92,000,000 plus accrued interest on 4/2/07 collateralized by $96,148,000 U.S. Treasury Bill,
           4.8%, 9/20/07                                  $92,000,000
Shares
           Security Lending Collateral - 5.6 %
444,596,826Securities Lending Investment Fund, 5.26%      $444,596,826
           TOTAL TEMPORARY CASH INVESTMENTS               $536,596,826
           (Cost  $444,596,826)
           TOTAL INVESTMENT IN SECURITIES - 105.9 %       $8,386,783,584
           (Cost  $4,698,331,215) (a)
           OTHER ASSETS AND LIABILITIES - (5.9) %         $(464,461,219)
           TOTAL NET ASSETS - 100.0 %                     $7,922,322,365

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,708,038,789 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$3,730,208,223

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (51,463,428)

           Net unrealized gain                            $3,678,744,795

(b)        At March 31, 2007, the following securities were out on loan:
Shares                        Security                       Value
37,700     Applied Materials, Inc.                        $  690,664
500,000    AT&T Corp.                                      19,715,000
300,000    Chevron Corp.                                   22,188,000
120,000    Consolidated Edison, Inc.                       6,127,200
201,600    DST Systems, Inc. *                             15,160,320
1,000,000  Exxon Mobil Corp.                               75,450,000
274,800    First Horizon National Corp.                    11,412,444
5,357,872  Ford Motor Corp.                                42,273,610
1,629,070  General Electric Co.                            57,603,915
194,000    Hershey Foods Corp.                             10,604,040
900,000    Kraft Foods, Inc.                               28,494,000
194,600    Liz Claiborne, Inc.                             8,338,610
936,400    National City Corp.                             34,880,900
2,635,500  Nokia Corp. (A.D.R.)                            60,405,660
57,000     Safeco Corp.                                    3,786,510
1,261,900  Southwest Airlines Co.                          18,549,930
391,000    Sysco Corp.                                     13,227,530
964,400    U.S. Bancorp                                    33,725,068
427,400    Verizon Communications, Inc.                    16,207,008
1,072,200  Washington Mutual, Inc.                         43,295,436
           Total                                          $522,135,845




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.